Label	Element	Value
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $3.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.00%
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $681.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.49 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)